Going Concern (Details Narrative) - USD ($)			4 Months Ended
	Sep. 11, 2024	Oct. 03, 2023	Apr. 30, 2023	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash				$ 2,123,747	$ 1,614,733	$ 2,395,405
Working capital				2,551,002	2,063,791
Accumulated deficit				$ 9,229,305	$ 9,720,526	$ 8,824,193
Proceeds from sale of convertible notes			$ 1,455,000
Proceeds from IPO	$ 1,619,021	$ 5,332,283